Financial instruments - fair values and risk management - Summary of Cash Flows for Financial Liabilities (Details) - Super Group (SGHC) Limited - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying Amount	$ 350	$ 431
Contractual cash flows	383	468
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying Amount	64	73
Contractual cash flows	91	110
Derivative financial instruments.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying Amount		2
Contractual cash flows		2
Interest-bearing loans and borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying Amount	17
Contractual cash flows	23
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying Amount	103	92
Contractual cash flows	103	92
Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying Amount	85	128
Contractual cash flows	85	128
Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying Amount	9	8
Contractual cash flows	9	8
Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying Amount	72	53
Contractual cash flows	72	53
Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying Amount		75
Contractual cash flows		75
less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	279	367
less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	8	9
less than 1 year | Derivative financial instruments.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		2
less than 1 year | Interest-bearing loans and borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	2
less than 1 year | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	103	92
less than 1 year | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	85	128
less than 1 year | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	9	8
less than 1 year | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	72	53
less than 1 year | Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		75
1 - 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	10	10
1 - 2 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	8	10
1 - 2 years | Derivative financial instruments.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
1 - 2 years | Interest-bearing loans and borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	2
1 - 2 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
1 - 2 years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
1 - 2 years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
1 - 2 years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
1 - 2 years | Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	42	27
3 - 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	23	27
3 - 5 years | Derivative financial instruments.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
3 - 5 years | Interest-bearing loans and borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	19
3 - 5 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
3 - 5 years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
3 - 5 years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
3 - 5 years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
3 - 5 years | Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	52	64
Over 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	52	64
Over 5 years | Derivative financial instruments.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Over 5 years | Interest-bearing loans and borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0
Over 5 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
Over 5 years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
Over 5 years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0	0
Over 5 years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 0	0
Over 5 years | Dividends payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		$ 0